Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share
A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive (loss) income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions, including number of shares, except for per share data)
Net income attributable to Baidu, Inc.	2,057	22,472	10,226	1,605
Accretion of the redeemable noncontrolling interests	(77)	(88)	(350)	(55)

Numerator for basic EPS computation	1,980	22,384	9,876	1,550
Impact of subsidiaries’ and investees’ diluted earnings per share	(28)	—	—	—

Numerator for diluted EPS computation	1,952	22,384	9,876	1,550

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share
The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share and basic and diluted earnings per ADS:

	For the years ended December 31,
	2019		2020		2021		2021
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, including number of shares and ADS, except for per share and per ADS data)
Earnings per share—basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	1,571	409	17,683	4,701	7,871	1,235	2,005	315

Denominator
Weighted average ordinary shares outstanding (Note)	2,211	576	2,158	574	2,198	2,198	560	560

Denominator used for basic EPS (Note)	2,211	576	2,158	574	2,198	2,198	560	560

Earnings per share—basic ( Note )	0.71	0.71	8.19	8.19	3.58	0.56	3.58	0.56

Earnings per share—diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	1,549	403	17,723	4,661	7,910	1,242	1,966	308
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	403	—	4,661	—	1,966	308	—	—

Numerator for diluted EPS calculation	1,952	403	22,384	4,661	9,876	1,550	1,966	308

Denominator
Weighted average ordinary shares outstanding (Note)	2,211	576	2,158	574	2,198	2,198	560	560
Conversion of Class B to Class A ordinary shares (Note)	576	—	574	—	560	560	—	—
Share-based awards (Note)	4	—	24	—	56	56	—	—

Denominator used for diluted EPS (Note)	2,791	576	2,756	574	2,814	2,814	560	560

Earnings per share—diluted ( Note )	0.70	0.70	8.12	8.12	3.51	0.55	3.51	0.55

Earnings per ADS (1 ADS equals 8 Class A ordinary shares) ：
Denominator used for earnings per ADS—basic (Note)	276		270		275	275

Denominator used for earnings per ADS—diluted (Note)	349		344		352	352

Earnings per ADS—basic ( Note )	5.68		65.54		28.64	4.49

Earnings per ADS—diluted ( Note )	5.60		64.98		28.07	4.40

Note:
Basic and diluted net earnings per share, the number of shares and the adjustments for dilutive restricted shares and share options for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that took effect on March 1, 2021, as detailed in Note 1.